Advances to joint ventures (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Advances to Joint Ventures [Line Items]
Current portion of advances to joint ventures			$ 3,284
Long-term advances to joint ventures		$ 7,511	869
Advances/shareholder loans to joint ventures	$ 8,600	$ 7,511	$ 4,153